                  GENERAL AMERICAN CAPITAL COMPANY
                       PROSPECTUS SUPPLEMENT
                       Dated August 14, 2000

This document supplements the General American Capital Company prospectus dated May 1, 2000. Please keep this supplement with your prospectus for future reference.

The Capital Company's investment adviser, Conning Asset Management Company (the Adviser) is consolidating its operations. As a result, Capital Company considered alternative arrangements for management of the Asset Allocation Fund, Managed Equity Fund, Mid-Cap Equity Fund, and Small-Cap Equity Fund. The Board approved a proposal to engage State Street Research & Management Company (the Subadviser) to provide day-to-day portfolio management services for these funds. The Adviser will be responsible for payment of the subadvisory fees. In order to secure the level of quality services provided by the Subadviser, the Board approved an increase in the advisory fees for the four funds so that the Adviser can adequately supervise and compensate the Subadviser. The Board also approved a proposal to change the investment objective of the Small-Cap Equity Fund from a passively managed to an actively managed fund. Each of these changes require shareholder approval. A final change that does not require a shareholder approval is the lowering of advisory fees for the S&P 500 Index Fund.

The Board called a shareholders' meeting for September 19, 2000 to vote on the proposed changes. The changes to the advisory fees for the S&P 500 Index Fund will take effect on September 20, 2000. If approved by shareholders, the change in investment objective, the new subadvisory relationship, and change in advisory fee for the Small-Cap Equity Fund will take effect on September 20, 2000. If approved by shareholders, the new subadvisory relationship will take effect on September 20, 2000 and the change in advisory fees will take effect on January 6, 2002 for the Asset Allocation Fund, the Managed Equity Fund, and the Mid-Cap Equity Fund. The proposed changes in advisory fees are summarized below:

    FUND                      CURRENT ADVISORY FEE                      PROPOSED ADVISORY FEE

S&P 500 Index Fund<F1>        0.25%                                     0.10% up to $500 million
                                                                        0.08% from $500 million to $750 million
                                                                        0.05% above $750 million

Small-Cap Equity Fund<F1>     0.25%                                     0.75% up to $250 million
                                                                        0.65% from $250 million to $750 million
                                                                        0.60% above $750 million

Managed Equity Fund<F2>       0.40% up to $10 million                   0.50% up to $250 million
                              0.30% from $10 million to $30 million     0.45% from $250 million to $750 million
                              0.25% above $30 million                   0.35% above $750 million

Asset Allocation Fund<F2>     0.50%                                     0.55% up to $500 million
                                                                        0.45% from $500 million to $1 billion
                                                                        0.40% above $1 billion

Mid-Cap Equity Fund<F2>       0.55% up to $10 million                   0.55% up to $250 million
                              0.45% from $10 million to $20 million     0.50% from $250 million to $750 million
                              0.40% above $20 million                   0.45% above $750 million

--------
<F1> The proposed change in advisory fees for this fund will not be effective until September 20, 2000.
<F2> The proposed change in advisory fees for this fund will not be effective until January 6, 2002.

The following reflects clarifications and/or changes to the prospectus that will be effective if shareholders approve the proposals:

On page 2, the following disclosure will replace the first paragraph under "THE ASSET ALLOCATION FUND":

     Investment Objective and Principal Strategies.  The Asset
     ---------------------------------------------
     Allocation Fund's investment objective is to provide investors with a long-term investment return composed of capital growth and income payments. Preservation of capital is the fund's secondary objective and the chief limit on investment risk. The fund seeks to achieve these objectives by investing in a diversified combination of U.S. common stocks, bonds, and money market instruments. The mixture of stocks, bonds, and money market securities varies over time in an attempt to produce the highest total return consistent with prudence and preservation of capital. The stock portion of the fund primarily uses a growth investment style. This means the stock portion of the fund primarily invests in stocks that have growth potential.

On page 3, the following disclosure will replace the first paragraph under "THE MANAGED EQUITY FUND":

     Investment Objective and Principal Strategies.  The Managed Equity
     ---------------------------------------------
     Fund's investment objective is to provide investors with long-term growth of capital that is consistent with the investment returns of U.S. common stocks. The fund's secondary objective is to provide investors with current income. The fund invests primarily in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants. The fund considers issuers of large-cap value stocks to be companies that are comparable in size to the companies in the Russell 1000(R) Value Index or a similar index. In choosing among large-cap stocks, the fund takes a value approach, searching for those companies that appear to be trading below their true worth.

On page 4, the following disclosure will replace the first paragraph under "THE MID-CAP EQUITY FUND":

     Investment Objective and Principal Strategies.  The Mid-Cap Equity
     ---------------------------------------------
     Fund's investment objective is to provide investors with long-term growth of capital that is consistent with the investment returns of mid-sized companies. The fund invests primarily in stocks of companies with medium market capitalizations and the potential for earnings growth. The fund generally expects that most investments will be in stocks of companies that are of comparable size to companies in the Russell Midcap(TM) Growth Index or a similar index. In choosing among mid-cap stocks, the fund takes a growth approach, searching for those companies whose earnings appear to be growing at a faster rate than the average company.

On page 4, the following disclosure will replace the first paragraph under "THE SMALL-CAP EQUITY FUND":

     Investment Objective and Principal Strategies.  The Small-Cap
     ---------------------------------------------
     Equity Fund's investment object is to provide investors with long-term growth of capital. The fund invests primarily in small company value stocks. The fund generally expects that most investments will be in stocks of companies no larger than the largest companies in the Russell 2000(R) Value Index or a similar index. In choosing among small company value stocks, the fund takes a value approach, searching for those companies that appear to be trading below their true worth.


On page 11, the following replaces the table at the top of the page:

                                                                           Total Fund
                                       Investment      Administration       Operating
                                      Advisory Fees         Fees            Expenses

Money Market Fund                         .125%             .08%              .205%
Bond Index Fund                           .25               .05               .30
Asset Allocation Fund                     .50               .10               .60
Managed Equity Fund                       .29               .10               .39
S&P 500 Index Fund<F1>                    .09               .05               .14
Mid-Cap Equity Fund                       .54               .10               .64
Small-Cap Equity Fund<F1>                 .75               .05               .80
International Index Fund                  .49               .30               .79

--------
<F1> The investment advisory fees for these funds have been restated to reflect the changes in fees scheduled for September 20, 2000.


On page 11, the following will replace the second table:

                                     1 Year        3 Years        5 Years       10 Years
                                     ------        -------        -------       --------

     Money Market Fund                $21           $ 66           $116           $262
     Bond Index Fund                   31             97            169            381
     Asset Allocation Fund<F1>         62            198            353            803
     Managed Equity Fund<F1>           40            149            293            710
     S&P 500 Index Fund<F1>            31             62             95            195
     Mid-Cap Equity Fund<F1>           66            207            361            810
     Small-Cap Equity Fund<F1>         31            206            396            946
     International Index Fund          81            253            440            981

--------
<F1> The expense examples reflect the fee changes scheduled for
September 20, 2000 and January 6, 2002.

The following will replace the disclosure starting with the second paragraph of page 12 through the first full paragraph on page 13:

THE ADVISER

Conning Asset Management Company (the Adviser) is the investment adviser for each of the Capital Company's funds. The Adviser was formed in 1982. Its address is 700 Market Street, St. Louis, Missouri 63101. The Adviser is an indirect subsidiary of MetLife, Inc., a publicly traded company. As of December 31, 1999, the Adviser provided investment management to 96 unaffiliated institutional accounts and to 52 affiliated institutional accounts. As of December 31, 1999, the Adviser had approximately $33 billion of assets under its discretionary management.

Subject to policies set by the Board of Directors of the Capital Company, the Adviser selects investments and provides investment advice for the S&P 500 Index Fund, International Index Fund, Bond Index Fund, and Money Market Fund and provides some administrative services for each of the Capital Company's funds. The Adviser has engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund. The Adviser is responsible for supervision and compensating State Street Research & Management Company for its services. In addition, the Adviser reviews the practices of broker-dealers buying and selling investments for the Capital Company.

Portfolio Managers

James P. Romano, CFA, a Vice President and Director of Risk Management of the Adviser, manages the Bond Index Fund, the S&P 500 Index Fund, and the International Index Fund. In addition to Risk Management,
Mr. Romano manages the indexed-based fixed-income and equity portfolios at the Adviser. Before joining the Adviser in 1997, Mr. Romano worked for John Hancock Mutual Funds in Boston for four years, where he was in charge of fixed-income and equity portfolio optimization and analytic systems. Mr. Romano has a degree in Computer Science from Central Connecticut State University, and a master's degree in Finance from Rensselaer Polytechnic Institute.

Kathleen A. Spaeth, CCM, Assistant Vice President of the Adviser, manages the Money Market Fund. Ms. Spaeth has managed the Money Market Fund since its inception on October 1, 1987. Ms. Spaeth has been with the Adviser since its inception in 1982.

THE SUBADVISER

State Street Research & Management Company (the Subadviser), One Financial Center, Boston, Massachusetts 02111, is the investment subadviser for the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund, and the Small-Cap Equity Fund (collectively referred to as the Subadvised Funds). The Subadviser firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. The Subadviser is a subsidiary of SSRM Holdings, Inc., which is an indirect subsidiary of Metropolitan Life Insurance Company. As of June 30, 2000, the Subadviser had more than $53 billion in assets under management, including more than $18 billion in mutual funds.

Subject to policies set by the Board of Directors of the Capital Company and subject to supervision by the Adviser, the Subadviser selects investments and provides investment advice for the Subadvised Funds.
The Subadviser also reviews the practices of broker-dealers buying and selling investments for the Subadvised Funds.

Portfolio Managers.

Peter A. Zuger, CFA, a Senior Vice President of the Subadviser, manages the Managed Equity Fund. Mr. Zuger has been an investment professional since 1976. He currently serves as a portfolio manager to other funds managed by the Subadviser. Prior to joining the Subadviser, Mr. Zuger served as a portfolio manager with American Century Investment Management. Mr. Zuger has a bachelor's degree from College of William and Mary, and a master's degree from Virginia Commonwealth University.

John T. Wilson, a Senior Vice President of the Subadviser, manages the growth portion of the Asset Allocation Fund. Mr. Wilson currently serves as a portfolio manager of a number of mutual funds managed by the Subadviser. Prior to joining the Subadviser in 1996, Mr. Wilson served as a vice president of Phoenix Investment Counsel. Mr. Wilson has a bachelor's degree from Trinity College, and an M.B.A. degree from Duke University.

John H. Kallis, a Senior Vice President of the Subadviser, manages the income portion of the Asset Allocation Fund. Mr. Kallis has worked as an investment professional since 1963, and currently serves as a portfolio manager of a number of mutual funds. Mr. Kallis holds a bachelor's degree from Wheaton College.

Catherine Dudley, a Senior Vice President of the Subadviser manages the Mid-Cap Equity Fund. Ms. Dudley currently serves as portfolio manager to another mutual fund managed by the Subadviser. During the past five years, Ms. Dudley also has served as a senior portfolio manager at Chancellor Capital Management, and as a portfolio manager at Phoenix Investment Counsel. Ms. Dudley has a bachelor's degree from University of Connecticut.

Rudolph K. Kluiber, CFA, a Senior Vice President of the Subadviser, manages the Small-Cap Equity Fund. Mr. Kluiber currently serves as portfolio manager to other mutual funds advised by the Subadviser.
Mr. Kluiber has worked as an investment professional since 1988 and has a bachelor's degree from Harvard College, and an M.B.A. degree from U.C.L.A.

Subadviser Compensation.

The Subadviser charges a fee for its investment subadvisory services that accrues daily against each Subadvised Fund. The Adviser is responsible for supervising and compensating the Subadviser.

                  GENERAL AMERICAN CAPITAL COMPANY
                       PROSPECTUS SUPPLEMENT
                       Dated August 14, 2000

This document supplements the General American Capital Company prospectus dated May 1, 2000. Please keep this supplement with your prospectus for future reference.

The Capital Company's investment adviser, Conning Asset Management Company (the Adviser) is consolidating its operations. As a result, Capital Company considered alternative arrangements for management of the Asset Allocation Fund and Managed Equity Fund. The Board approved a proposal to engage State Street Research & Management Company (the Subadviser) to provide day-to-day portfolio management services for these funds. The Adviser will be responsible for payment of the subadvisory fees. In order to secure the level of quality services provided by the Subadviser, the Board approved an increase in the advisory fees for the funds so that the Adviser can adequately supervise and compensate the Subadviser. These changes require shareholder approval. A final change that does not require a shareholder approval is the lowering of advisory fees for the S&P 500 Index Fund.

The Board called a shareholders' meeting for September 19, 2000 to vote on the proposed changes. The changes to the advisory fees for the S&P 500 Index Fund will take effect on September 20, 2000. If approved by shareholders, the new subadvisory relationship will take effect on September 20, 2000 and the change in advisory fees will take effect on January 6, 2002 for the Asset Allocation Fund and the Managed Equity Fund. The proposed changes in advisory fees are summarized below:

    FUND                      CURRENT ADVISORY FEE                      PROPOSED ADVISORY FEE

S&P 500 Index Fund<F1>        0.25%                                     0.10% up to $500 million
                                                                        0.08% from $500 million to $750 million
                                                                        0.05% above $750 million

Managed Equity Fund<F2>       0.40% up to $10 million                   0.50% up to $250 million
                              0.30% from $10 million to $30 million     0.45% from $250 million to $750 million
                              0.25% above $30 million                   0.35% above $750 million

Asset Allocation Fund<F2>     0.50%                                     0.55% up to $500 million
                                                                        0.45% from $500 million to $1 billion
                                                                        0.40% above $1 billion

--------
<F1> The proposed change in advisory fees for this fund will not be effective until September 20, 2000.
<F2> The proposed change in advisory fees for this fund will not be effective until January 6, 2002.

The following reflects clarifications and/or changes to the prospectus that will be effective if shareholders approve the proposals:

On page 2, the following disclosure will replace the first paragraph under "THE ASSET ALLOCATION FUND":

     Investment Objective and Principal Strategies.  The Asset
     ---------------------------------------------
     Allocation Fund's investment objective is to provide investors with a long-term investment return composed of capital growth and income payments. Preservation of capital is the fund's secondary objective and the chief limit on investment risk. The fund seeks to achieve these objectives by investing in a diversified combination of U.S. common stocks, bonds, and money market instruments. The mixture of stocks, bonds, and money market securities varies over time in an attempt to produce the highest total return consistent with prudence and preservation of capital. The stock portion of the fund primarily uses a growth investment style. This means the stock portion of the fund primarily invests in stocks that have growth potential.

On page 3, the following disclosure will replace the first paragraph under "THE MANAGED EQUITY FUND":

     Investment Objective and Principal Strategies.  The Managed Equity
     ---------------------------------------------
     Fund's investment objective is to provide investors with long-term growth of capital that is consistent with the investment returns of U.S. common stocks. The fund's secondary objective is to provide investors with current income. The fund invests primarily in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants. The fund considers issuers of large-cap value stocks to be companies that are comparable in size to the companies in the Russell 1000(R) Value Index or a similar index. In choosing among large-cap stocks, the fund takes a value approach, searching for those companies that appear to be trading below their true worth.

On page 7, the following replaces the table in the middle of the page:

                                                                    Total Fund
                                  Investment      Administration     Operating
                                 Advisory Fees         Fees           Expenses

Money Market Fund                    .125%             .08%            .205%
Bond Index Fund                      .25               .05             .30
Asset Allocation Fund                .50               .10             .60
Managed Equity Fund                  .29               .10             .39
S&P 500 Index Fund<F1>               .09               .05             .14

--------
<F1> The investment advisory fees for this fund have been restated to reflect the changes in fees scheduled for September 20, 2000.

                                 2





On page 8, the following replaces the table at the top of the page:


                                     1 Year        3 Years        5 Years       10 Years
                                     ------        -------        -------       --------

     Money Market Fund                $21           $ 66           $116           $262
     Bond Index Fund                   31             97            169            381
     Asset Allocation Fund<F>          62            198            353            803
     Managed Equity Fund<F1>           40            149            293            710
     S&P 500 Index Fund<F1>            31             62             95            195

--------
<F1> The expense examples reflect the fee changes scheduled for
     September 20, 2000 and January 6, 2002.

The following will replace the last three paragraphs on page 8 and the first three paragraphs on page 9:

THE ADVISER

Conning Asset Management Company (the Adviser) is the investment adviser for each of the Capital Company's funds. The Adviser was formed in 1982. Its address is 700 Market Street, St. Louis, Missouri 63101. The Adviser is an indirect subsidiary of MetLife, Inc., a publicly traded company. As of December 31, 1999, the Adviser provided investment management to 96 unaffiliated institutional accounts and to 52 affiliated institutional accounts. As of December 31, 1999, the Adviser had approximately $33 billion of assets under its discretionary management.

Subject to policies set by the Board of Directors of the Capital Company, the Adviser selects investments and provides investment advice for the S&P 500 Index Fund, Bond Index Fund, and Money Market Fund and provides some administrative services for each of the Capital Company's funds. The Adviser has engaged State Street Research & Management Company to provide day-to-day portfolio management services to the Asset Allocation Fund and the Managed Equity Fund. The Adviser is responsible for supervision and compensating State Street Research & Management Company for its services. In addition, the Adviser reviews the practices of broker-dealers buying and selling investments for the Capital Company.

Portfolio Managers

James P. Romano, CFA, a Vice President and Director of Risk Management of the Adviser, manages the Bond Index Fund and the S&P 500 Index Fund. In addition to Risk Management, Mr. Romano manages the indexed-based fixed-income and equity portfolios at the Adviser. Before joining the Adviser in 1997, Mr. Romano worked for John Hancock Mutual Funds in Boston for four years, where he was in charge of fixed-income and equity portfolio optimization and analytic systems. Mr. Romano has a degree in Computer Science from Central Connecticut State University, and a master's degree in Finance from Rensselaer Polytechnic Institute.

Kathleen A. Spaeth, CCM, Assistant Vice President of the Adviser, manages the Money Market Fund. Ms. Spaeth has managed the Money Market Fund since its inception on October 1, 1987. Ms. Spaeth has been with the Adviser since its inception in 1982.

THE SUBADVISER

State Street Research & Management Company (the Subadviser), One Financial Center, Boston, Massachusetts 02111, is the investment subadviser for the Asset Allocation Fund and the Managed Equity Fund (collectively referred to as the Subadvised Funds). The Subadviser firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. The Subadviser is a subsidiary of SSRM Holdings, Inc., which is an indirect subsidiary of Metropolitan Life Insurance Company. As of June 30, 2000, the Subadviser had more than $53 billion in assets under management, including more than $18 billion in mutual funds.

Subject to policies set by the Board of Directors of the Capital Company and subject to supervision by the Adviser, the Subadviser selects investments and provides investment advice for the Subadvised Funds.
The Subadviser also reviews the practices of broker-dealers buying and selling investments for the Subadvised Funds.

Portfolio Managers.

Peter A. Zuger, CFA, a Senior Vice President of the Subadviser, manages the Managed Equity Fund. Mr. Zuger has been an investment professional since 1976. He currently serves as a portfolio manager to other funds managed by the Subadviser. Prior to joining the Subadviser, Mr. Zuger served as a portfolio manager with American Century Investment Management. Mr. Zuger has a bachelor's degree from College of William and Mary, and a master's degree from Virginia Commonwealth University.

John T. Wilson, a Senior Vice President of the Subadviser, manages the growth portion of the Asset Allocation Fund. Mr. Wilson currently serves as a portfolio manager of a number of mutual funds managed by the Subadviser. Prior to joining the Subadviser in 1996, Mr. Wilson served as a vice president of Phoenix Investment Counsel. Mr. Wilson has a bachelor's degree from Trinity College, and an M.B.A. degree from Duke University.

John H. Kallis, a Senior Vice President of the Subadviser, manages the income portion of the Asset Allocation Fund. Mr. Kallis has worked as an investment professional since 1963, and currently serves as a portfolio manager of a number of mutual funds. Mr. Kallis holds a bachelor's degree from Wheaton College.

Subadviser Compensation.

The Subadviser charges a fee for its investment subadvisory services that accrues daily against each Subadvised Fund. The Adviser is responsible for supervising and compensating the Subadviser.

                                 4